Share Capital	12 Months Ended
Aug. 31, 2021
Share Capital [Abstract]
Share Capital

17.	SHARE CAPITAL
Authorized
The Company is authorized to issue a limited number of Class A Shares of no par value, as described below; an unlimited number of Class B Shares of no par value; an unlimited number of Class 1 Preferred Shares issuable in series; and an unlimited number of Class 2 Preferred Shares issuable in series, of which 12,000,000 were designated Cumulative Redeemable Rate Reset Class 2 Preferred Shares, Series A (“Series A Shares”) and 12,000,000 were designated Cumulative Redeemable Floating Rate Class 2 Preferred Shares, Series B (“Series B Shares”).
The authorized number of Class A Shares is limited, subject to certain exceptions, to the lesser of that number of shares (i) currently issued and outstanding and (ii) that may be outstanding after any conversion of Class A Shares into Class B Shares.
Issued and outstanding

2021	2020		2021	2020
Number of securities			$	$
22,372,064	22,372,064	Class A Shares	2	2
476,537,262	490,632,833	Class B Shares	4,197	4,307
–	10,012,393	Series A Shares	–	245
–	1,987,607	Series B Shares	–	48

498,909,326	525,004,897		4,199	4,602

Class A Shares and Class B Shares
Class A Shares are convertible at any time into an equivalent number of Class B Shares. In the event that a take-over bid is made for Class A Shares, in certain circumstances, the Class B Shares are convertible into an equivalent number of Class A Shares.
Changes in Class A Share capital and Class B Share capital in 2021 and 2020 are as follows:

	Class A Shares		Class B Shares
	Number	$	Number	$
September 1, 2019	22,372,064	2	494,389,771	4,310
Stock option exercises	–	–	407,733	9
Dividend reinvestment plan	–	–	1,445,494	37
Restricted Share Units	–	–	4,507	–
Shares Repurchased	–	–	(5,614,672)	(49)

August 31, 2020	22,372,064	2	490,632,833	4,307
Stock option exercises	–	–	681,980	19
Restricted Share Units	–	–	6,423	–
Shares Repurchased	–	–	(14,783,974)	(129)

August 31, 2021	22,372,064	2	476,537,262	4,197

Series A and B Shares
The Series A Shares and Series B Shares represented series of Class 2 Preferred Shares that were classified as equity since redemption, at
 $25.00
per Series A Share and Series B Share, was at the Company’s option and payment of dividends was at the Company’s discretion.
On June 30, 20
2
1 (the “Redemption Date”), the Company redeemed all of its issued and outstanding Preferred Shares in accordance with their terms (as set out in the Company’s articles) at a price equal to $25.00 per Preferred Share (the “Redemption Price”), less any tax required to be deducted or withheld
.
On the Redemption Date, there were 10,012,393 Series A Shares and 1,987,607 Series B Shares issued and outstanding. Accordingly, the aggregate Redemption Price paid by Shaw on the Redemption Date to redeem the Preferred Shares was $300.
Share transfer restriction
The Articles of the Company empower the directors to refuse to issue or transfer any share of the Company that would jeopardize or adversely affect the right of Shaw Communications Inc. or any subsidiary to obtain, maintain, amend or renew a licence to operate a broadcasting undertaking pursuant to the Broadcasting Act (Canada).
Normal Course Issuer Bid
On November 2, 2020, the Company announced that it had received approval from the TSX to establish a normal course issuer bid (NCIB) program. The program commenced on November 5, 2020 and will remain in effect until November 4, 2021. As approved by the TSX, the Company has the ability to purchase for cancellation up to 24,532,404 Class B Shares representing approximately 5
%
of all of the issued and outstanding Class B Shares as at October 22, 2020.
During the year ended August 31, 2021, the Company purchased 14,783,974 Class B Shares for cancellation for a total cost of approximately $336 under the NCIB program. The average book value of the shares repurchased was $8.77 per share and was charged to share capital. The excess of the market price over the average book value, including transaction costs, was approximately $207 and was charged to retained earnings.
In connection with the announcement of the Transaction on March 15, 2021 (as discussed in more detail in Note 1), the Company suspended share buybacks under its NCIB program.
Dividend Reinvestment Plan
On October 24, 2019, in accordance with the terms of our Dividend Reinvestment Plan (DRIP), the Company announced that in lieu of issuing shares from treasury, it will satisfy its share delivery obligations under the DRIP by purchasing Class B Shares on the open market. In addition, the Company reduced its discount from 2% to 0% for the Class B Shares delivered under the DRIP. These changes to the DRIP were applied to the dividends payable on November 28,
2019 to shareholders of record on November 15, 2019 and all other dividends payable thereafter.